Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	82,860.00
Total Offset Amount	0.00
Net Fee	82,860.00
Narrative - Max Aggregate Offering Price	$ 600,000,000.00
Final Prospectus	true